Note 13 - Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 13 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 12,000,000
Deferred Tax Liabilities, Undistributed Foreign Earnings	25,300,000
Undistributed Earnings of Foreign Subsidiaries	855,300,000
Deferred Tax Assets, Valuation Allowance	49,523,000
Unrecognized Tax Benefits	679,000	679,000	679,000	679,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	300,000	300,000
Capital Losses Not Expected To Be Realized [Member]
Note 13 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 49,500,000